Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Reconciliation of Unconsolidated Segment Results to Consolidated Statement of Operations
Unconsolidated segment results are reconciled to the Consolidated Statements of Operations amounts in the tables below:

	Year ended December 31, 2017
	Individual annuities	Life	Questar	Legacy	Eliminations	Consolidated
Revenue:
Premiums and policy fees, net	$1,249,793	204,920	—	150,514	—	1,605,227
Interest and similar income, net	4,301,602	135,346	68	85,203	—	4,522,219
Change in fair value of assets and liabilities	3,368,121	233,840	2	505	—	3,602,468
Realized investment gains (losses), net	80,111	2,272	3	1,236	—	83,622
Fee, commission, and other revenue	249,280	1,485	110,989	1,380	(38,404)	324,730
Total revenue	9,248,907	577,863	111,062	238,838	(38,404)	10,138,266
Benefits and expenses:
Net benefits and expenses	6,570,915	350,354	—	207,970	—	7,129,239
General and administrative and commission	1,486,314	219,519	122,989	21,726	(38,404)	1,812,144
Change in deferred acquisition costs, net	313,504	(59,168)	—	20,027	—	274,363
Total benefits and expenses	8,370,733	510,705	122,989	249,723	(38,404)	9,215,746
Pretax income (loss)	$878,174	67,158	(11,927)	(10,885)	—	922,520

	Year ended December 31, 2016
	Individual annuities	Life	Questar	Legacy	Eliminations	Consolidated
Revenue:
Premiums and policy fees, net	$1,117,580	147,013	—	142,686	—	1,407,279
Interest and similar income, net	4,133,359	113,465	32	78,881	—	4,325,737
Change in fair value of assets and liabilities	(218,922)	40,600	2	82	—	(178,238)
Realized investment gains (losses), net	(49,126)	623	—	(822)	—	(49,325)
Fee, commission, and other revenue	243,789	747	101,432	1,191	(37,305)	309,854
Total revenue	5,226,680	302,448	101,466	222,018	(37,305)	5,815,307
Benefits and expenses:
Net benefits and expenses	1,982,879	194,667	—	205,632	—	2,383,178
General and administrative and commission	1,774,740	159,455	114,009	18,489	(37,305)	2,029,388
Change in deferred acquisition costs, net	315,760	(69,477)	—	13,124	—	259,407
Total benefits and expenses	4,073,379	284,645	114,009	237,245	(37,305)	4,671,973
Pretax income (loss)	$1,153,301	17,803	(12,543)	(15,227)	—	1,143,334

	Year ended December 31, 2015
	Individual annuities	Life	Questar	Legacy	Eliminations	Consolidated
Revenue:
Premiums and policy fees, net	$1,133,285	172,660	—	143,646	—	1,449,591
Interest and similar income, net	3,999,693	103,326	3	72,447	—	4,175,469
Change in fair value of assets and liabilities	(492,479)	(38,553)	—	(1,688)	—	(532,720)
Realized investment gains (losses), net	90,948	1,597	—	1,868	—	94,413
Fee, commission, and other revenue	236,454	186	105,830	253	(39,324)	303,399
Total revenue	4,967,901	239,216	105,833	216,526	(39,324)	5,490,152
Benefits and expenses:
Net benefits and expenses	2,296,057	114,377	—	192,660	—	2,603,094
General and administrative and commission	1,549,692	165,386	110,624	18,059	(39,324)	1,804,437
Change in deferred acquisition costs, net	279,582	(53,642)	—	13,319	—	239,259
Total benefits and expenses	4,125,331	226,121	110,624	224,038	(39,324)	4,646,790
Pretax income (loss)	$842,570	13,095	(4,791)	(7,512)	—	843,362